Net Loss Per Ordinary Share (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 [1]
Schedule of Basic and Diluted Net Loss Per Ordinary Share [Line Items]
Numerator for diluted net loss per common share net loss attributable to common stockholders	$ (19,661)	$ (27,667)	$ (37,864)
Denominator for dilutive net loss per common share- adjusted weighted-average share	101,985,939	97,820,782	33,031,205
Dilutive net loss per common share	$ (0.19)	$ (0.28)	$ (1.15)

[1]	Pursuant to the Merger Agreement Closing, all the Company’s Preferred Shares were converted on a one-to-one basis into Company’s Ordinary Shares; The Company’s Articles of Association that was in effect prior the Merger Agreement Closing, stated that the Preferred Shares were entitled to dividend preference, according to which, upon declaration of dividend by the Company’s Board of Directors, such Preferred Shares shall be entitled to cumulative dividends as of their applicable issuance at an annual rate of 7% of the applicable Original Issue Price (compounded annually). Dividend on Redeemable Preferred Shares referred to the period that started on January 1, 2021 and ended on September 29, 2021 (Closing Date, refer to note 1(c)).